Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 447,808	¥ 459,984	¥ 318,454
Other comprehensive income (loss) before reclassifications		100,497	(15,081)	140,917
Reclassifications out of accumulated other comprehensive income (loss)		(84)	2,905	613
Net change during the year		100,413	(12,176)	141,530
Balance at end of year		548,221	447,808	459,984
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		407,977	444,071	242,767
Other comprehensive income (loss) before reclassifications		142,536	(38,121)	201,662
Reclassifications out of accumulated other comprehensive income (loss)		(12)	2,027	(358)
Net change during the year		142,524	(36,094)	201,304
Balance at end of year		550,501	407,977	444,071
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[1]	(7,105)	(19,512)	(32,174)
Other comprehensive income (loss) before reclassifications	[1]	6,062	11,317	11,220
Reclassifications out of accumulated other comprehensive income (loss)	[1]	921	1,090	1,442
Net change during the year	[1]	6,983	12,407	12,662
Balance at end of year	[1]	(122)	(7,105)	(19,512)
Net unrealized gain (loss) on non-trading debt securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[2]	(1,147)
Other comprehensive income (loss) before reclassifications	[2]	(2,215)	(1,147)
Reclassifications out of accumulated other comprehensive income (loss)	[2]
Net change during the year	[2]	(2,215)	(1,147)
Balance at end of year	[2]	(3,362)	(1,147)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[3]	48,083	35,425	107,861
Other comprehensive income (loss) before reclassifications	[3]	(45,886)	12,870	(71,965)
Reclassifications out of accumulated other comprehensive income (loss)	[3]	(993)	(212)	(471)
Net change during the year	[3]	(46,879)	12,658	(72,436)
Balance at end of year	[3]	¥ 1,204	¥ 48,083	¥ 35,425

[1]	See Note 15“Employee benefit plans” for further information.
[2]	See Note 6 “Non-trading investments” for further information.
[3]	See Note 2 “Fair value measurements” for further information.